AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.1%
Massachusetts – 86.4%
Bristol-Plymouth Regional Vocational Technical School District/MA Series 2024 4.00%, 02/28/2025	$	1,000	$1,008,088
City of Boston MA Series 2023 5.00%, 11/01/2041		1,000	1,156,040
City of Quincy MA Series 2022-A 5.00%, 06/01/2047		3,060	3,660,390
City of Springfield MA Series 2017 5.00%, 03/01/2024		1,915	1,915,000
City of Worcester MA Series 2024 5.00%, 02/15/2025		7,730	7,874,538
AGM Series 2022 3.00%, 02/01/2046		2,600	2,091,001
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035		10,000	10,268,012
Series 2018-A 5.00%, 01/01/2042		5,000	5,269,469
Series 2021-B 5.00%, 11/01/2024		5,000	5,062,427
Series 2022-B 3.00%, 02/01/2045		4,965	4,115,320
Series 2022-C 5.00%, 10/01/2052		2,005	2,168,912
Series 2023 5.00%, 05/01/2053		2,000	2,170,355
Series 2023-B 5.00%, 05/01/2041		2,000	2,270,802
Series 2024-A 5.00%, 01/01/2040		1,000	1,150,788
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050		2,000	2,150,997
Series 2022-B 5.00%, 06/01/2052		3,000	3,243,659
Series 2023 5.00%, 06/01/2053		1,405	1,535,843
Series 2023-B 5.00%, 06/01/2051		3,000	3,273,414
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031		1,000	1,010,361
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2040		1,000	1,046,934
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2017-A
5.00%, 07/01/2040		2,000	2,097,862

	Principal Amount (000)		U.S. $ Value

Series 2020 5.00%, 07/01/2050	$	3,000	$3,135,258
Series 2023-A 5.25%, 07/01/2053		5,000	5,579,038
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040		600	692,229
5.00%, 02/01/2042		1,050	1,199,701
5.00%, 02/01/2044		1,500	1,699,499
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039		1,400	1,570,328
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044		7,000	7,015,615
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053		5,000	5,114,364
Series 2023 5.00%, 07/01/2034		2,000	2,374,767
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044		3,755	3,755,842
Series 2023 5.25%, 07/01/2048		2,000	2,174,267
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035		1,795	1,985,647
5.00%, 10/01/2039		1,780	1,923,822
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034		1,055	1,065,751
Series 2024-T 5.25%, 03/01/2054		2,000	2,219,054
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034		700	720,110
5.00%, 01/01/2035		735	755,499
5.00%, 01/01/2036		1,000	1,025,246
5.25%, 01/01/2042		1,000	1,019,848
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031		2,000	2,054,211
5.00%, 10/01/2034		2,100	2,149,999
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046		1,000	970,935

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	$	350	$341,571
4.00%, 07/01/2031		365	354,144
4.00%, 07/01/2040		2,000	1,754,052
4.00%, 07/01/2050		1,000	804,441
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039		2,055	2,084,893
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2015-O 4.00%, 07/01/2045		5,855	5,595,171
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032		1,000	1,000,322
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,200	3,210,223
Series 2022 5.00%, 07/01/2052		1,000	1,000,594
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc. Obligated Group) Series 2017 4.00%, 10/01/2024(a)		250	250,078
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)		2,000	1,983,506
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041		1,500	1,696,923
5.00%, 10/01/2042		5,000	5,634,474
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036		700	877,843
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040		1,020	940,303
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035		2,455	2,559,601
Series 2020-M 4.00%, 10/01/2050		1,000	845,119
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036		2,000	1,939,131
5.00%, 07/01/2041		2,500	2,521,315

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	$	1,500	$1,559,858
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		3,000	2,441,832
Series 2021-B 4.00%, 06/01/2050		1,000	840,910
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033		1,250	1,295,644
Series 2020-A 4.00%, 07/01/2045		1,400	1,241,922
Series 2021 4.00%, 07/01/2046		1,270	1,115,857
4.00%, 07/01/2051		1,000	847,928
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037		1,000	1,062,015
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2023 5.00%, 10/01/2032		1,300	1,560,371
5.00%, 10/01/2033		1,000	1,219,199
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038		1,000	1,012,425
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		1,500	1,542,627
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048		3,000	3,122,537
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035		1,710	2,106,650
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032		4,685	5,092,440
Series 2019-C 5.00%, 07/01/2049		1,000	1,031,561
Series 2021-E 5.00%, 07/01/2037		2,250	2,456,568
5.00%, 07/01/2051		1,000	1,041,007
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033		2,000	2,156,752
Massachusetts School Building Authority
Series 2015-B 5.00%, 01/15/2030		1,770	1,798,640

	Principal Amount (000)		U.S. $ Value

Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	$	4,000	$4,181,516
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034		1,000	1,102,227
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033		5,500	5,796,233
Town of Hingham MA Series 2024 4.00%, 02/14/2025		1,000	1,008,857
Town of Nantucket MA Series 2023 5.00%, 06/28/2024		1,000	1,004,951
Town of Weymouth MA Series 2021 2.00%, 09/15/2045		2,000	1,281,278
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044		2,000	2,023,654
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034		2,500	2,699,310
Series 2020 3.013%, 11/01/2043		2,000	1,525,343

			205,305,058

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		395	432,188

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		660	723,955

Connecticut – 0.4%
State of Connecticut Series 2015-F 5.00%, 11/15/2032		1,000	1,030,302

Florida – 1.3%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027		3,000	3,011,713

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	$100	$77,140

		3,088,853

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	428,554
Series 2023 5.25%, 10/01/2036	100	102,856
5.375%, 10/01/2043	200	202,213
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,563,890
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	363,400
5.00%, 10/01/2040	1,420	1,454,515
Territory of Guam Series 2019 5.00%, 11/15/2031	190	196,807
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,165,413

		6,477,648

Illinois – 0.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	666,923
Illinois Finance Authority Series 2015 5.00%, 05/15/2037	1,050	1,071,895

		1,738,818

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	250	189,216

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	92,911

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,220,250

	Principal Amount (000)		U.S. $ Value

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	$	540	$455,463
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032		1,000	1,043,118

			1,498,581

Pennsylvania – 0.5%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033		1,000	1,058,252

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2021-A
Zero Coupon, 07/01/2024		63	62,548
Zero Coupon, 07/01/2033		205	131,848
5.625%, 07/01/2027		300	316,645
5.625%, 07/01/2029		120	129,980
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		610	633,049
5.00%, 07/01/2035(a)		500	516,098
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		240	239,981
NATL Series 2007-V 5.25%, 07/01/2032		300	296,714
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)		575	402,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		600	714,296
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A
Zero Coupon, 07/01/2029		238	195,698
Zero Coupon, 07/01/2046		1,000	324,316
Series 2019-A 4.329%, 07/01/2040		180	178,727
4.55%, 07/01/2040		22	22,116
5.00%, 07/01/2058		815	819,073

			4,983,589

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A
5.00%, 12/01/2035(a)		310	286,823

	Principal Amount (000)		U.S. $ Value

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$	540	$538,106
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034		1,000	1,011,971

			1,550,077

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025		1,000	1,013,150

Total Long-Term Municipal Bonds (cost $235,350,083)			230,689,671

Short-Term Municipal Notes – 0.4%
Massachusetts – 0.4%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 3.30%, 07/01/2040(e) (cost $1,000,000)		1,000	1,000,000

Total Municipal Obligations (cost $236,350,083)			231,689,671

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.8%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031		1,319	1,296,552
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		214	208,335
5.25%, 07/01/2036		189	189,692
5.25%, 07/01/2041		82	80,222

Total Asset-Backed Securities (cost $1,801,551)			1,774,801

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.25%, 01/01/2024(d) (f) (cost $90,478)		90	90,478

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(g) (h) (i) (cost $1,224,911)	1,224,911	$1,224,911

Total Investments – 98.8% (cost $239,467,023)(j)		234,779,861
Other assets less liabilities – 1.2%		2,743,564

Net Assets – 100.0%		$237,523,425

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$130,390	$—	$130,390
USD	663	01/15/2025	2.613%	CPI#	Maturity	63,943	—	63,943
USD	662	01/15/2025	2.585%	CPI#	Maturity	64,599	—	64,599
USD	510	01/15/2025	4.028%	CPI#	Maturity	18,737	—	18,737
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(75,031)	—	(75,031)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(75,201)	(1,613)	(73,588)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(93,622)	—	(93,622)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(75,500)	—	(75,500)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	951,066	—	951,066
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	861,561	—	861,561
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(87,502)	—	(87,502)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	16,016	—	16,016
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(34,172)	—	(34,172)
USD	870	01/15/2030	1.572%	CPI#	Maturity	148,414	—	148,414
USD	870	01/15/2030	1.587%	CPI#	Maturity	147,220	—	147,220
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	86,266	—	86,266
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	86,239	—	86,239
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	45,921	—	45,921
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(32,336)	—	(32,336)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(43,057)	—	(43,057)

						$2,103,951	$(1,613)	$2,105,564

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,600	07/31/2030	1 Day SOFR	4.615%	Annual	$198,821	$—	$198,821
USD	9,700	11/01/2030	1 Day SOFR	4.492%	Annual	288,257	—	288,257
USD	4,500	11/01/2030	1 Day SOFR	4.204%	Annual	55,330	—	55,330
USD	4,300	11/01/2030	1 Day SOFR	4.518%	Annual	134,622	—	134,622
USD	5,100	04/15/2032	3.101%	1 Day SOFR	Annual	375,384	—	375,384
USD	4,500	04/15/2032	3.250%	1 Day SOFR	Annual	278,977	—	278,977
USD	3,900	04/15/2032	1 Day SOFR	3.250%	Annual	(246,261)	(174,237)	(72,024)
USD	4,500	12/19/2033	3.571%	1 Day SOFR	Annual	126,690	—	126,690

						$1,211,820	$(174,237)	$1,386,057

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$298,099	$—	$298,099

*  Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)  Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $4,639,848 or 2.0% of net assets.

(b)  Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	$258,092	$189,216	0.08%

(c)	Defaulted.
(d)	Non-income producing security.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Defaulted matured security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,479,473 and gross unrealized depreciation of investments was $(8,376,915), resulting in net unrealized depreciation of $(897,442).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$230,689,671	$—	$230,689,671
Short-Term Municipal Notes	—	1,000,000	—	1,000,000
Asset-Backed Securities	—	1,774,801	—	1,774,801
Collateralized Mortgage Obligations	—	90,478	—	90,478
Short-Term Investments	1,224,911	—	—	1,224,911

Total Investments in Securities	1,224,911	233,554,950	—	234,779,861
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,620,372	—	2,620,372
Centrally Cleared Interest Rate Swaps	—	1,458,081	—	1,458,081
Interest Rate Swaps	—	298,099	—	298,099
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(516,421)	—	(516,421)
Centrally Cleared Interest Rate Swaps	—	(246,261)	—	(246,261)

Total	$1,224,911	$237,168,820	$—	$238,393,731

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$288	$91,808	$90,871	$1,225	$243